Share-based compensation and warrant reserve (Details 3) - RSU’s [Member]	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU’s outstanding at beginning | shares	0	0	0
Granted | shares	197,345	0	0
Settled | shares	(197,345)
Number of RSU’s outstanding at ending | shares	0	0	0
Weighted average vesting price at beginning | $ / shares	$ 0	$ 0	$ 0
Granted | $ / shares	0.6
Settled | $ / shares	(0.6)
Weighted average vesting price at ending | $ / shares	$ 0	$ 0	$ 0